Accounts and Other Receivables (Details) - TINGO, INC. [Member]	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounts and Other Receivables (Details) [Line Items]
Number of subscribers using mobile phones and Nwassa payment platform	9,300,000			9,300,000
Leasing term	3 years		3 years	3 years
Bad debt expense	$ 47,398	$ 99,247	$ 6,525	$ 99,247	$ 8,698,024
Allowance for expected credit loss		$ 49,094		$ 42,065	$ 0
Leasing term	36 months		36 months	36 months
General allowance, percentage			3.00%
Mobile Leasing [Member]
Accounts and Other Receivables (Details) [Line Items]
Leasing term	3 years		3 years	3 years
Leasing term				36 months
Leasing agreements [Member]
Accounts and Other Receivables (Details) [Line Items]
Leasing term			3 years